Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Kurv Enhanced Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	Kurv Enhanced Short Maturity ETF
Class Name	Kurv Enhanced Short Maturity ETF
Trading Symbol	LQID
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Enhanced Short Maturity ETF (the “Fund”) for the period of May 12, 2026 (inception date), to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/lqid. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/lqid
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Enhanced Short Maturity ETF	$2	0.35%
[1],[2]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.35%
Net Assets	$ 1,001,711
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 144
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$1,001,711
Number of Holdings	9
Net Advisory Fee	$144
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
Exchange Traded Funds	64.9%
U.S. Treasury Bills	32.7%
Written Options	0.0%
Cash & Other	2.4%

Top 10 Issuers	(%)
United States Treasury Bill	32.7%
iShares AAA CLO Active ETF	15.0%
iShares Short Maturity Municipal Bond Active ETF	15.0%
iShares Ultra Short Duration Bond Active ETF	15.0%
iShares iBonds 2027 Term High Yield and Income ETF	10.0%
Vanguard Ultra Short Bond ETF	10.0%
U.S. 2-Year Treasury Note Futures (Short)	0.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/lqid

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.